Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Assets:
Net operating loss carryforwards	¥ 25,083	¥ 22,471
Allowance for doubtful receivables on finance leases and probable loan losses	0	14,557
Allowance for credit losses	25,322	0
Investment in securities	9,983	11,305
Accrued expenses	24,393	18,978
Investment in operating leases	12,911	11,654
Property under facility operations	8,480	8,091
Installment loans	4,392	4,353
Unrealized losses on investment in securities	7,859	4,877
Lease liabilities	85,422	78,697
Other	61,002	56,169
Deferred Tax Assets, Gross, Total	264,847	231,152
Less: valuation allowance	(21,560)	(15,369)
Deferred Tax Assets, Net of Valuation Allowance, Total	243,287	215,783
Liabilities:
Net investment in Leases	9,705	8,594
Investment in operating leases	111,102	105,667
Unrealized gains on investment in securities	2,502	4,687
Deferred insurance policy acquisition costs	69,249	62,321
Policy liabilities and policy account balances	62,274	42,949
Property under facility operations	10,183	17,352
Other intangible assets	112,234	97,383
Undistributed earnings	38,408	47,878
Prepaid benefit cost	12,187	8,837
Advances paid	11,742	10,218
Right-of-use assets	86,064	79,642
Other	19,973	31,318
Deferred Tax Liabilities, Net, Total	545,623	516,846
Net deferred tax liability	¥ 302,336	¥ 301,063